UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07644
                                                    -----------
                       Gabelli Capital Series Funds, Inc.
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2007
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                                   ANNUAL REPORT
[ ] GABELLI CAPITAL ASSET FUND                                 TO CONTRACTOWNERS
--------------------------------------------------------------------------------

[PHOTO OMITTED]
MARIO GABELLI, CFA,
PORTFOLIO MANAGER



OBJECTIVE:
Growth of capital. Current income is a secondary objective


PORTFOLIO:
At least 80% common stocks and securities convertible into common stocks


INCEPTION DATE:
May 1, 1995


NET ASSETS AT
DECEMBER 31, 2007:
$228,943,951


--------------------------------------------------------------------------------
AN UPDATE FROM FUND MANAGEMENT

The Gabelli Capital Asset Fund posted a total return of 9.13% in 2007 outpacing the 5.49% return of the Standard & Poor's (S&P) 500 Index. For the year, the best performing sectors were energy, utilities, and materials, while the worst performing groups were financials, consumer discretionary, and health care. Performance was also helped by several holdings that were acquired.

Investments that contributed significantly to returns over the past year included Deere & Co. up 95.9% (0.5% of net assets as of December 31, 2007), Flowserve up 90.6% (1.0%), Precision Castparts up 77.2% (1.4%), MGM Mirage up 46.5% (1.4%), and Archer-Daniels-Midland up 45.3% (1.6%). Finally, two long-time holdings of the Fund were the subjects of completed buyouts during the year. Blackstone Group purchased Hilton Hotels for $47.50 per share while the Carlyle Group purchased Sequa Corp. for $175 per share.

It was a difficult year for a few of the Fund's larger holdings including Citigroup down 47.1% (1.0%), RPC Inc. down 30.6% (0.4%), Sprint Nextel down 30.5% (0.9%), and Time Warner down 24.2% (1.3%).

THE VIEWS EXPRESSED ABOVE ARE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF DECEMBER 31, 2007 AND ARE SUBJECT TO CHANGE WITHOUT NOTICE. THEY DO NOT NECESSARILY REPRESENT THE VIEWS OF GABELLI FUNDS. THE VIEWS EXPRESSED HEREIN ARE BASED ON CURRENT MARKET CONDITIONS AND ARE NOT INTENDED TO PREDICT OR GUARANTEE THE FUTURE PERFORMANCE OF ANY FUND, ANY INDIVIDUAL SECURITY, ANY MARKET OR MARKET SEGMENT. THE COMPOSITION OF EACH FUND'S PORTFOLIO IS SUBJECT TO CHANGE. NO RECOMMENDATION IS MADE WITH RESPECT TO ANY SECURITY DISCUSSED HEREIN.


--------------------------------------------------------------------------------

ABOUT INFORMATION IN THIS REPORT:
o It is important to consider carefully the Fund's investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
o The S&P 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

--------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND                                                     1

                                                                   ANNUAL REPORT
[ ] GABELLI CAPITAL ASSET FUND                                 TO CONTRACTOWNERS
--------------------------------------------------------------------------------


TOP TEN HOLDINGS (AS OF 12/31/2007)
--------------------------------------------------------------------------------

                                                             PERCENTAGE OF
                 COMPANY                                   TOTAL NET ASSETS
--------------------------------------------------------------------------------
   The Coca-Cola Co.                                             2.4%
--------------------------------------------------------------------------------
   Honeywell International Inc.                                  2.2%
--------------------------------------------------------------------------------
   American Express Co.                                          2.0%
--------------------------------------------------------------------------------
   Diageo plc, ADR                                               1.9%
--------------------------------------------------------------------------------
   Viacom Inc., Cl. A                                            1.9%
--------------------------------------------------------------------------------
   General Mills Inc.                                            1.7%
--------------------------------------------------------------------------------
   Cablevision Systems Corp., Cl. A                              1.7%
--------------------------------------------------------------------------------
   Allegheny Energy Inc.                                         1.7%
--------------------------------------------------------------------------------
   Clear Channel Communications, Inc.                            1.7%
--------------------------------------------------------------------------------
   Archer-Daniels-Midland Co.                                    1.6%
--------------------------------------------------------------------------------


SECTOR WEIGHTINGS (PERCENTAGE OF TOTAL NET ASSETS AS OF 12/31/2007)

[PIE CHART OMITTED - PLOT POINTS FOLLOW]

Energy And Utilities          8.2%
Financial Services            7.3%
Diversified Industrial        6.9%
Entertainment                 6.0%
Broadcasting                  5.6%
Equipment And Supplies        5.0%
Health Care                   4.0%
Aviation: Parts And Services  3.5%
Hotels And Gaming             3.5%
Other                        37.0%
Food And Beverage            13.0%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 12/31/2007)
--------------------------------------------------------------------------------
                                      1        5        10      SINCE INCEPTION
                                     YR       YRS       YRS        5/1/1995
--------------------------------------------------------------------------------
   Gabelli Capital Asset Fund       9.13%    16.27%    10.19%       12.66%
--------------------------------------------------------------------------------
   S&P 500 Index                    5.49%    12.82%     5.91%       10.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABOUT INFORMATION IN THIS REPORT:

ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at WWW.GUARDIANINVESTOR.COM. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.


Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

--------------------------------------------------------------------------------

2                                                     GABELLI CAPITAL ASSET FUND

                                                                   ANNUAL REPORT
[ ] GABELLI CAPITAL ASSET FUND                                 TO CONTRACTOWNERS
--------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)

To give you a comparison, this chart shows you the performance of a hypothetical $10,000 investment made in the Fund and in the S&P 500 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

[GRAPH OMITTED - PLOT POINTS FOLLOW]

         Gabelli Capital Asset Fund          S&P 500 Index
05/01/95           $10,000                      $10,000
12/31/95            10,835                       12,176
12/31/96            12,029                       14,970
12/31/97            17,152                       19,963
12/31/98            19,161                       25,672
12/31/99            22,956                       31,071
12/31/00            24,233                       28,244
12/31/01            24,853                       24,889
12/31/02            21,297                       19,391
12/31/03            28,848                       24,950
12/31/04            33,332                       27,662
12/31/05            34,008                       29,020
12/31/06            41,466                       33,600
12/31/07            45,252                       35,444


Past performance is not predictive of future results. The S&P 500 Index is an unmanaged indicator of stock market performance.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended September 30, 2007. The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.



--------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND                                                     3

                                                                   ANNUAL REPORT
[ ] GABELLI CAPITAL ASSET FUND                                 TO CONTRACTOWNERS
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2007 through December 31, 2007


EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

----------------------------------------------------------------------------------------------------------------------------
                                                        BEGINNING            ENDING           ANNUALIZED         EXPENSES
                                                      ACCOUNT VALUE       ACCOUNT VALUE         EXPENSE         PAID DURING
                                                      JULY 1, 2007      DECEMBER 31, 2007        RATIO            PERIOD*
----------------------------------------------------------------------------------------------------------------------------
  GABELLI CAPITAL ASSET FUND
----------------------------------------------------------------------------------------------------------------------------
  ACTUAL FUND RETURN                                    $1,000.00           $  974.90            1.11%             $5.56
----------------------------------------------------------------------------------------------------------------------------
  HYPOTHETICAL 5% RETURN                                $1,000.00           $1,019.72            1.11%             $5.68
----------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


--------------------------------------------------------------------------------
4                                                     GABELLI CAPITAL ASSET FUND

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 2007
--------------------------------------------------------------------------------
 COMMON STOCKS -- 99.6%
--------------------------------------------------------------------------------
                                                                       MARKET
    SHARES                                                 COST         VALUE
--------------------------------------------------------------------------------
AEROSPACE -- 1.1%
     5,000 HEICO Corp. .............................. $    119,891  $    272,400
    40,000 Herley Industries Inc.+ ..................      692,012       550,000
   150,000 Rolls-Royce Group plc+ ...................    1,273,743     1,630,305
 6,060,000 Rolls-Royce Group plc, Cl. B .............       12,385        13,269
                                                      ------------  ------------
                                                         2,098,031     2,465,974
--------------------------------------------------------------------------------
AGRICULTURE -- 2.3%
    80,000 Archer-Daniels- Midland Co. ..............    1,801,215     3,714,400
    14,000 The Mosaic Co.+ ..........................      260,449     1,320,760
     5,000 UAP Holding Corp. ........................      192,575       193,000
                                                      ------------  ------------
                                                         2,254,239     5,228,160
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.2%
    70,000 General Motors Corp. .....................    2,230,294     1,742,300
    20,000 Navistar International Corp.+ ............      465,125     1,084,000
                                                      ------------  ------------
                                                         2,695,419     2,826,300
--------------------------------------------------------------------------------
AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.7%
     1,000 BERU AG ..................................      106,336       109,800
    10,000 BorgWarner Inc. ..........................      198,526       484,100
    42,000 CLARCOR Inc. .............................      393,050     1,594,740
    20,000 Dana Corp.+ ..............................       32,036           480
    85,000 Earl Scheib Inc.+ ........................      483,196       297,500
    20,000 Midas Inc.+ ..............................      402,432       293,200
    15,000 Modine Manufacturing Co. .................      363,510       247,650
    27,000 Proliance International Inc.+ ............      128,735        48,600
    90,000 Standard Motor Products Inc. .............      871,983       734,400
                                                      ------------  ------------
                                                         2,979,804     3,810,470
--------------------------------------------------------------------------------
AVIATION: PARTS AND SERVICES -- 3.5%
    36,000 Curtiss-Wright Corp. .....................      518,187     1,807,200
    70,000 GenCorp Inc.+ ............................      714,297       816,200
    55,000 Kaman Corp. ..............................      698,385     2,024,550
    23,000 Precision Castparts Corp. ................      501,266     3,190,100
   113,500 The Fairchild Corp., Cl. A+ ..............      420,999       295,100
                                                      ------------  ------------
                                                         2,853,134     8,133,150
--------------------------------------------------------------------------------
BROADCASTING -- 5.6%
    45,000 CBS Corp., Cl. A .........................      918,326     1,203,750
   110,000 Clear Channel Communications Inc. ........    4,163,241     3,797,200
    10,000 Cogeco Inc. ..............................      195,072       400,223
    58,000 Fisher Communications Inc.+ ..............    3,131,023     2,201,680
   200,000 Gray Television Inc. .....................    1,771,363     1,604,000
    18,000 Liberty Media Corp. - Capital, Cl. A+ ....      942,330     2,096,820
    70,000 Lin TV Corp., Cl. A+ .....................    1,042,005       851,900
    80,000 Sinclair Broadcast Group Inc., Cl. A .....      672,744       656,800
    20,000 Young Broadcasting Inc., Cl. A+ ..........      105,350        21,000
                                                      ------------  ------------
                                                        12,941,454    12,833,373
--------------------------------------------------------------------------------
BUSINESS SERVICES -- 0.9%
    55,000 Intermec Inc.+ ...........................    1,046,429     1,117,050
    75,000 Nashua Corp.+ ............................      623,470       871,500
                                                      ------------  ------------
                                                         1,669,899     1,988,550
--------------------------------------------------------------------------------
CABLE AND SATELLITE -- 3.1%
     5,000 Adelphia Communications Corp., Cl. A+ (a)         5,250             0
     5,000 Adelphia Communications Corp.,
             Cl. A, Escrow+ (a) .....................            0             0
     5,000 Adelphia Recovery Trust+ (a) .............            0             0

--------------------------------------------------------------------------------
                                                                       MARKET
    SHARES                                                 COST         VALUE
--------------------------------------------------------------------------------
   160,000 Cablevision Systems Corp., Cl. A+ ........ $  1,044,288  $  3,920,000
    10,000 EchoStar Communications Corp., Cl. A+ ....      294,560       377,200
    25,000 Liberty Global Inc., Cl. A+ ..............      363,484       979,750
     9,315 Liberty Global Inc., Cl. C+ ..............      155,984       340,836
    65,000 The DIRECTV Group Inc.+ ..................    1,540,273     1,502,800
                                                      ------------  ------------
                                                         3,403,839     7,120,586
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.4%
    80,000 Corning Inc. .............................      519,700     1,919,200
   103,000 Nortel Networks Corp.+ ...................    2,146,622     1,554,270
    44,000 Thomas & Betts Corp.+ ....................    1,047,018     2,157,760
                                                      ------------  ------------
                                                         3,713,340     5,631,230
--------------------------------------------------------------------------------
COMPUTER SOFTWARE AND SERVICES -- 2.0%
    20,000 Cognos Inc.+ .............................    1,144,795     1,151,400
   125,000 Furmanite Corp.+ .........................      434,644     1,475,000
    88,000 Yahoo! Inc.+ .............................    2,783,257     2,046,880
                                                      ------------  ------------
                                                         4,362,696     4,673,280
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 1.9%
    10,000 Avon Products Inc. .......................      273,243       395,300
     8,000 Clorox Co. ...............................      445,938       521,360
    15,000 Pactiv Corp.+ ............................      152,305       399,450
    35,000 Procter & Gamble Co. .....................    1,969,070     2,569,700
    70,000 Revlon Inc., Cl. A+ ......................      184,193        82,600
    65,000 Schiff Nutrition International Inc. ......      178,934       373,100
                                                      ------------  ------------
                                                         3,203,683     4,341,510
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.8%
     5,000 Liberty Media Corp. - Interactive, Cl. A+        93,974        95,400
    90,000 Rollins Inc. .............................      463,434     1,728,000
                                                      ------------  ------------
                                                           557,408     1,823,400
--------------------------------------------------------------------------------
DIVERSIFIED INDUSTRIAL -- 6.9%
    36,000 Ampco-Pittsburgh Corp. ...................      591,081     1,372,680
    83,000 Baldor Electric Co. ......................    2,655,882     2,793,780
    20,000 Cooper Industries Ltd., Cl. A ............      729,981     1,057,600
    30,000 Crane Co. ................................      623,766     1,287,000
    19,000 Greif Inc., Cl. A ........................      231,598     1,242,030
    82,000 Honeywell International Inc. .............    2,497,596     5,048,740
    25,000 ITT Corp. ................................    1,118,635     1,651,000
    22,000 Katy Industries Inc.+ ....................       60,243        44,000
    85,000 Myers Industries Inc. ....................      857,404     1,229,950
                                                      ------------  ------------
                                                         9,366,186    15,726,780
--------------------------------------------------------------------------------
ELECTRONICS -- 2.1%
    15,000 Cypress Semiconductor Corp.+ .............      312,790       540,450
    60,000 Intel Corp. ..............................    1,228,332     1,599,600
    30,000 LSI Corp.+ ...............................      154,117       159,300
    75,000 Texas Instruments Inc. ...................    1,772,274     2,505,000
                                                      ------------  ------------
                                                         3,467,513     4,804,350
--------------------------------------------------------------------------------
ENERGY AND UTILITIES -- 8.2%
    60,000 Allegheny Energy Inc. ....................      601,526     3,816,600
   300,000 Aquila Inc.+ .............................    1,131,441     1,119,000
    13,000 Cameron International Corp.+ .............      187,927       625,690
    10,000 Chevron Corp. ............................      624,800       933,300
    30,000 ConocoPhillips ...........................      860,026     2,649,000
    10,000 Devon Energy Corp. .......................      322,357       889,100
    38,000 DPL Inc. .................................    1,032,670     1,126,700

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                5

--------------------------------------------------------------------------------

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------


December 31, 2007
--------------------------------------------------------------------------------
                                                                       MARKET
    SHARES                                                 COST         VALUE
--------------------------------------------------------------------------------
ENERGY AND UTILITIES (CONTINUED)
    90,000 El Paso Corp. ...........................  $    807,999  $  1,551,600
    27,000 El Paso Electric Co.+ ....................      242,555       690,390
    18,000 Exxon Mobil Corp. ........................      654,381     1,686,420
     6,699 Florida Public Utilities Co. .............       52,922        78,713
    20,000 Mirant Corp., Escrow+ (a) ................            0             0
    27,000 NSTAR ....................................      642,663       977,940
    17,000 Progress Energy Inc., CVO+ (a) ...........        7,800         5,610
     5,000 Puget Energy Inc. ........................      137,500       137,150
    15,000 Royal Dutch Shell plc, Cl. A, ADR ........      937,915     1,263,000
    80,000 RPC Inc. .................................      734,413       936,800
    10,000 Southwest Gas Corp. ......................      277,041       297,700
                                                      ------------  ------------
                                                         9,255,936    18,784,713
--------------------------------------------------------------------------------
ENTERTAINMENT -- 6.0%
    15,000 Canterbury Park Holding Corp. ............      194,588       180,000
    50,000 Discovery Holding Co., Cl. A+ ............      433,402     1,257,000
    70,000 Dover Motorsports Inc. ...................      446,303       458,500
   170,000 Gemstar-TV Guide International Inc.+ .....      782,099       809,200
   120,000 Grupo Televisa SA, ADR ...................    1,609,498     2,852,400
   180,000 Time Warner Inc. .........................    2,796,449     2,971,800
    20,000 Triple Crown Media Inc.+ .................      184,942        94,600
   100,000 Viacom Inc., Cl. A+ ......................    4,091,896     4,398,000
    18,000 Vivendi ..................................      529,900       825,826
                                                      ------------  ------------
                                                        11,069,077    13,847,326
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.4%
    60,000 Allied Waste Industries Inc.+ ............      601,145       661,200
    80,000 Waste Management Inc. ....................    2,709,895     2,613,600
                                                      ------------  ------------
                                                         3,311,040     3,274,800
--------------------------------------------------------------------------------
EQUIPMENT AND SUPPLIES -- 5.0%
    33,000 AMETEK Inc. ..............................      225,394     1,545,720
    38,000 Baldwin Technology Co. Inc., Cl. A+ ......       52,525       179,360
    16,000 Belden Inc. ..............................      244,993       712,000
    40,000 Capstone Turbine Corp.+ ..................       70,880        65,200
    19,000 CIRCOR International Inc. ................      488,629       880,840
   110,000 CTS Corp. ................................    1,013,089     1,092,300
    24,000 Flowserve Corp. ..........................      325,876     2,308,800
    15,000 Franklin Electric Co. Inc. ...............      148,665       574,050
    40,000 GrafTech International Ltd.+ .............      352,242       710,000
    25,000 IDEX Corp. ...............................      283,834       903,250
    50,000 L.S. Starrett Co., Cl. A .................      747,923       845,500
    14,000 Robbins & Myers Inc. .....................      350,229     1,058,820
    14,000 The Eastern Co. ..........................      129,462       256,760
     8,000 Watts Water Technologies Inc., Cl. A .....      107,827       238,400
                                                      ------------  ------------
                                                         4,541,568    11,371,000
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 7.3%
    90,000 American Express Co. .....................    2,813,015     4,681,800
    20,000 American International Group Inc. ........    1,223,127     1,166,000
    13,000 Argo Group International Holdings Ltd.+ ..      379,130       547,690
    20,000 BKF Capital Group Inc.+ ..................      102,267        44,400
    80,000 Citigroup Inc. ...........................    3,571,814     2,355,200
    12,000 Deutsche Bank AG .........................      720,360     1,552,920
   152,000 Epoch Holding Corp. .....................       385,826     2,280,000
     8,000 Federal National Mortgage Association ....      273,821       319,840

--------------------------------------------------------------------------------
                                                                       MARKET
    SHARES                                                 COST         VALUE
--------------------------------------------------------------------------------
     5,000 Freddie Mac .............................. $    165,393  $    170,350
    40,000 Marsh & McLennan Companies Inc. ..........    1,190,259     1,058,800
    14,151 The Bank of New York Mellon Corp. ........      481,615       690,003
     9,000 The Bear Stearns Companies Inc. ..........      845,816       794,250
    10,000 The Midland Co. ..........................       81,237       646,900
    12,000 Wells Fargo & Co. ........................      379,639       362,280
                                                      ------------  ------------
                                                        12,613,319    16,670,433
--------------------------------------------------------------------------------
FOOD AND BEVERAGE -- 13.0%
    12,000 Anheuser-Busch Companies Inc. ............      598,931       628,080
    25,000 Brown-Forman Corp., Cl. A ................      773,956     1,871,000
    60,000 Cadbury Schweppes plc, ADR ...............    3,117,991     2,962,200
     4,000 Corn Products International Inc. .........       63,231       147,000
    52,000 Diageo plc, ADR ..........................    2,063,627     4,463,160
    27,000 Fomento Economico Mexicano SAB de CV, ADR       918,765     1,030,590
    70,000 General Mills Inc. .......................    3,322,849     3,990,000
   170,000 Groupe Danone, ADR .......................    1,820,822     3,068,500
    10,000 H.J. Heinz Co. ...........................      308,996       466,800
    90,000 PepsiAmericas Inc. .......................    1,656,875     2,998,800
    90,000 The Coca-Cola Co. ........................    4,103,662     5,523,300
     5,000 The Hershey Co. ..........................      193,725       197,000
    30,900 Tootsie Roll Industries Inc. .............      550,476       847,278
    20,000 Wm. Wrigley Jr. Co. ......................      918,527     1,171,000
     5,750 Wm. Wrigley Jr. Co., Cl. B ...............      279,613       339,250
                                                      ------------  ------------
                                                        20,692,046    29,703,958
--------------------------------------------------------------------------------
HEALTH CARE -- 4.0%
     5,000 Adams Respiratory Therapeutics Inc.+ .....      298,726       298,700
    93,000 Advanced Medical Optics Inc.+ ............    3,116,692     2,281,290
     4,000 Alpharma Inc., Cl. A+ ....................       85,401        80,600
   100,000 Boston Scientific Corp.+ .................    1,395,534     1,163,000
     4,000 DENTSPLY International Inc. ..............       87,700       180,080
    10,000 Henry Schein Inc.+ .......................      290,333       614,000
     2,000 Invitrogen Corp.+ ........................       69,870       186,820
     5,000 Laboratory Corp. of America Holdings+ ....      370,647       377,650
    10,000 Patterson Companies Inc.+ ................      293,978       339,500
   150,000 Pfizer Inc. ..............................    4,200,172     3,409,500
    60,000 TL Administration Corp.+ (a) .............      144,933             0
     5,000 UnitedHealth Group Inc. ..................      286,651       291,000
                                                      ------------  ------------
                                                        10,640,637     9,222,140
--------------------------------------------------------------------------------
HOTELS AND GAMING -- 3.5%
     9,000 Boyd Gaming Corp. ........................      437,077       306,630
    18,000 Churchill Downs Inc. .....................      747,971       971,460
     2,000 Dover Downs Gaming & Entertainment Inc. ..       12,605        22,500
    20,000 Gaylord Entertainment Co.+ ...............      563,712       809,400
    10,000 Harrah's Entertainment Inc. ..............      816,457       887,500
    14,000 International Game Technology ............      414,725       615,020
    10,000 Las Vegas Sands Corp.+ ...................      604,590     1,030,500
    38,000 MGM Mirage+ ..............................    1,701,985     3,192,760
    12,000 Pinnacle Entertainment Inc.+ .............      341,631       282,720
                                                      ------------  ------------
                                                         5,640,753     8,118,490
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6                                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------


December 31, 2007
--------------------------------------------------------------------------------
                                                                       MARKET
    SHARES                                                 COST         VALUE
--------------------------------------------------------------------------------
MACHINERY -- 1.9%
    48,000 CNH Global NV ............................ $    934,341  $  3,159,360
    12,000 Deere & Co. ..............................      365,420     1,117,440
                                                      ------------  ------------
                                                         1,299,761     4,276,800
--------------------------------------------------------------------------------
MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.3%
     3,000 Cavco Industries Inc.+ ...................       80,988       101,520
    50,000 Champion Enterprises Inc.+ ...............      451,726       471,000
     5,000 Skyline Corp. ............................      184,656       146,750
                                                      ------------  ------------
                                                           717,370       719,270
--------------------------------------------------------------------------------
METALS AND MINING -- 1.1%
    50,000 Newmont Mining Corp. .....................    2,089,093     2,441,500
--------------------------------------------------------------------------------
PUBLISHING -- 1.5%
    70,000 Journal Communications Inc., Cl. A .......      798,254       625,800
    20,000 Lee Enterprises Inc. .....................      359,254       293,000
    18,000 McClatchy Co., Cl. A .....................      534,476       225,360
     5,000 Media General Inc., Cl. A ................      192,159       106,250
     7,000 Meredith Corp. ...........................      150,900       384,860
    30,000 News Corp., Cl. A ........................      427,299       614,700
    40,000 PRIMEDIA Inc. ............................      708,376       340,000
    16,000 The E.W. Scripps Co., Cl. A ..............      667,408       720,160
    15,000 The New York Times Co., Cl. A ............      515,129       262,950
                                                      ------------  ------------
                                                         4,353,255     3,573,080
--------------------------------------------------------------------------------
REAL ESTATE -- 0.8%
    50,000 Griffin Land & Nurseries Inc. ............      753,028     1,825,000
--------------------------------------------------------------------------------
RETAIL -- 2.6%
    32,000 Aaron Rents Inc., Cl. A ..................      266,360       552,320
    40,000 CSK Auto Corp.+ ..........................      394,565       200,400
    40,000 CVS Caremark Corp. .......................    1,509,812     1,590,000
    10,000 Ingles Markets Inc., Cl. A ...............      125,475       253,900
    15,000 Safeway Inc. .............................      307,433       513,150
    15,000 The Great Atlantic & Pacific Tea Co. Inc.+      433,425       469,950
    60,000 Walgreen Co. .............................    2,339,025     2,284,800
                                                      ------------  ------------
                                                         5,376,095     5,864,520
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS -- 2.7%
    80,900 Ferro Corp. ..............................    1,623,426     1,677,057
    50,000 Hawkins Inc. .............................      681,993       750,000
    30,000 Hercules Inc. ............................      295,816       580,500
    24,000 International Flavors & Fragrances Inc. ..    1,143,877     1,155,120
   130,000 Omnova Solutions Inc.+ ...................      838,833       573,300
     5,000 Quaker Chemical Corp. ....................       87,062       109,850
    45,000 Sensient Technologies Corp. ..............      929,697     1,272,600
                                                      ------------  ------------
                                                         5,600,704     6,118,427
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.7%
   230,000 Cincinnati Bell Inc.+ ....................    1,163,898     1,092,500
    17,000 Nortel Networks Corp.+ ...................      724,875       258,027
   120,000 Qwest Communications International Inc.+ .      604,250       841,200
    13,000 Rogers Communications Inc., Cl. B ........      177,899       588,250
   150,000 Sprint Nextel Corp. ......................    2,259,749     1,969,500
     8,000 Telephone & Data Systems Inc. ............      320,900       500,800
     5,000 Telephone & Data Systems Inc., Special ...      100,476       288,000
    14,000 Verizon Communications Inc. ..............      458,536       611,660
                                                      ------------  ------------
                                                         5,810,583     6,149,937

--------------------------------------------------------------------------------
                                                                       MARKET
    SHARES                                                 COST         VALUE
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
    42,000 GATX Corp. ............................... $  1,845,968  $  1,540,560
--------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 1.4%
    30,000 Price Communications Corp., Escrow+ (a) ..            0             0
    38,000 United States Cellular Corp.+ ............    1,444,576     3,195,800
                                                      ------------  ------------
                                                         1,444,576     3,195,800
--------------------------------------------------------------------------------
              TOTAL COMMON STOCKS ...................  162,621,454   228,104,867
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------
ENERGY AND UTILITIES -- 0.0%
     1,000 Mirant Corp., Ser. A, expire 01/03/11+ ....       2,200        18,420
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%                            $162,623,654   228,123,287
OTHER ASSETS AND LIABILITIES (NET) -- 0.4%                               820,664
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $228,943,951
--------------------------------------------------------------------------------

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $5,610 or 0.00% of total net assets.
+   Non-income producing security.

    ADR - American Depository Receipt
    CVO - Contingent Value Obligation







--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                7

--------------------------------------------------------------------------------

[ ] GABELLI CAPITAL ASSET FUND

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

December 31, 2007
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $162,623,654)   $228,123,287
  Foreign currency, at value (cost $19)                 19
  Receivable for investments sold                1,187,766
  Receivable for Fund shares sold                   12,368
  Dividends receivable                             196,581
  Prepaid expense                                    7,517
                                              ------------
  TOTAL ASSETS                                 229,527,538
                                              ------------
LIABILITIES:
  Payable to custodian                             154,984
  Payable for Fund shares redeemed                 158,731
  Payable for investment management fees           196,792
  Payable for accounting fees                       11,251
  Payable for legal and audit fees                  51,080
  Other accrued expenses                            10,749
                                              ------------
  TOTAL LIABILITIES                                583,587
                                              ------------
  NET ASSETS applicable to 12,272,227
    shares outstanding                        $228,943,951
                                              ============
NET ASSETS CONSIST OF:
  Paid-in capital, at $0.001 par value        $166,856,755
  Accumulated distributions in excess of
    net realized gain on investments
    and foreign currency transactions           (3,412,683)
  Net unrealized appreciation on investments    65,499,633
  Net unrealized appreciation on foreign
    currency translations                              246
                                              ------------
  NET ASSETS                                  $228,943,951
                                              ============
NET ASSET VALUE, offering and redemption price
  per share ($228,943,951 / 12,272,227 shares
  outstanding; 500,000,000 shares authorized)       $18.66
                                                    ======

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED
DECEMBER 31, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of foreign taxes of $30,576)      $ 3,318,324
    Interest                                             446,542
                                                     -----------
    TOTAL INVESTMENT INCOME                            3,764,866
                                                     -----------
EXPENSES:
    Management fees                                    2,430,048
    Legal and audit fees                                  84,867
    Accounting fees                                       45,000
    Custodian fees                                        43,282
    Directors' fees                                       22,917
    Shareholder services fees                             11,367
    Miscellaneous expenses                                40,555
                                                     -----------
      TOTAL EXPENSES                                   2,678,036
      Less: Custodian fee credits                         (7,411)
                                                     -----------
      NET EXPENSES                                     2,670,625
                                                     -----------
    NET INVESTMENT INCOME                              1,094,241
                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain on investments                  18,478,002
    Net realized gain on foreign
      currency transactions                                  199
                                                     -----------
    Net realized gain on investments and
      foreign currency transactions                   18,478,201
                                                     -----------
    Net change in unrealized appreciation/
      depreciation on investments                      1,794,435
    Net change in unrealized appreciation/
      depreciation on foreign currency translations          104
                                                     -----------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations                      1,794,539
                                                     -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS AND FOREIGN CURRENCY               20,272,740
                                                     -----------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                      $21,366,981
                                                     ===========








--------------------------------------------------------------------------------
8                               See accompanying notes to financial statements.

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       YEAR ENDED               YEAR ENDED
                                                                                    DECEMBER 31, 2007       DECEMBER 31, 2006
                                                                                    -----------------       -----------------
OPERATIONS:
  Net investment income                                                               $   1,094,241            $    632,601
  Net realized gain on investments and foreign currency transactions                     18,478,201              28,591,124
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations                                                    1,794,539               15,321,310
                                                                                      ------------             ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   21,366,981              44,545,035
                                                                                      ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                                 (1,085,270)                (632,604)
  Net realized gain on investments                                                     (17,236,080)             (28,686,990)
  Return of capital                                                                        (43,265)                 (24,731)
                                                                                      ------------             ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  (18,364,615)             (29,344,325)
                                                                                      ------------             ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from capital share transactions                 (8,472,068)                  86,062
                                                                                      ------------             ------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                 (5,469,702)              15,286,772

NET ASSETS:
  Beginning of period                                                                  234,413,653              219,126,881
                                                                                      ------------             ------------
  End of period (including undistributed net investment income of
    $0 and $0, respectively)                                                          $228,943,951             $234,413,653
                                                                                      ============             ============



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                9

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2007

1.   ORGANIZATION

     The Gabelli Capital Asset Fund (the "Fund") is a series of Gabelli Capital Series Funds, Inc. (the "Company"), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian") and other selected insurance companies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

FOREIGN CURRENCY TRANSLATIONS

     The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency

--------------------------------------------------------------------------------
10

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 2007

translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES

     The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES

     The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES

     Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE

     When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions  to  shareholders  are  recorded  on  the  ex-dividend  date.
Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") per share of the Fund. For the year ended December 31, 2007, reclassifications were made to decrease accumulated net investment income by $8,971 and to decrease accumulated distributions in excess of net realized gains on investments by $52,236 with an offsetting adjustment to paid-in capital.

     The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 was as follows:

                                 YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,
                                    2007           2006
                               -------------   ------------
Distributions paid from:
Ordinary income (inclusive of
  short-term capital gains)     $ 2,625,614    $ 1,652,200
Net long-term capital gains      15,695,736     27,667,394
Non-taxable return of capital        43,265         24,731
                                -----------    -----------
Total distributions paid        $18,364,615    $29,344,325
                                ===========    ===========
PROVISION FOR INCOME TAXES

     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

--------------------------------------------------------------------------------

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 2007


     At December 31, 2007, the difference between book basis and tax basis unrealized appreciation was primarily attributable to the tax deferral of losses on wash sales.

     As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation on investments .......... $62,086,950
Net unrealized appreciation on foreign currency .....         246
                                                      -----------
Total ............................................... $62,087,196
                                                      ===========

     The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                  GROSS             GROSS              NET
                                UNREALIZED       UNREALIZED        UNREALIZED
                   COST        APPRECIATION     DEPRECIATION      APPRECIATION
                   ----        ------------     ------------      ------------
Investments    $166,036,337     $77,205,454     $(15,118,504)     $62,086,950

     FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

     For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3.   AGREEMENTS WITH AFFILIATED PARTIES

     Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.   PORTFOLIO SECURITIES

     Purchases and proceeds from the sales of securities for the year ended December 31, 2007, other than short-term securities, aggregated $77,728,184 and $54,821,818, respectively.

5.   TRANSACTIONS WITH AFFILIATES

     During  the  year  ended   December  31,  2007,  the  Fund  paid  brokerage
commissions on security trades of $100,933 to Gabelli & Company, Inc.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $4,830 for the year ended December 31, 2007, which is included in miscellaneous expenses in the Statement of Operations.

6.   LINE OF CREDIT

     Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     The average daily amount of borrowings outstanding from the line of credit within the year ended December 31, 2007 was $2,482 with a weighted average interest rate of 5.04%. The maximum amount borrowed at any time during the year ended December 31, 2007 was $194,000.


--------------------------------------------------------------------------------
12

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 2007

7.   CAPITAL STOCK TRANSACTIONS

     Transactions in shares of capital stock were as follows:

                                                     Year Ended           Year Ended          Year Ended         Year Ended
                                                  December 31, 2007    December 31, 2006   December 31, 2007  December 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
                                                                Shares                                  Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                            803,368              710,099        $ 16,086,710        $ 13,570,627
Shares issued upon reinvestment of distributions       979,446            1,568,376          18,364,615          29,344,326
Shares redeemed                                     (2,124,404)          (2,260,473)        (42,923,393)        (42,828,891)
================================================================================================================================
NET INCREASE (DECREASE)                               (341,590)              18,002        $ (8,472,068)       $     86,062
================================================================================================================================

8. INDEMNIFICATIONS

     The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS

     The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.



--------------------------------------------------------------------------------

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIODS
INDICATED:


                                                                                     YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------------------------
                                                                  2007         2006          2005          2004         2003
--------------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
  Net asset value, beginning of period                           $18.58       $17.40        $18.28        $16.44       $12.16
--------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                            0.10         0.06          0.05          0.06         0.02
  Net realized and unrealized gain on investments                  1.61         3.77          0.33          2.50         4.29
--------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                 1.71         3.83          0.38          2.56         4.31
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                           (0.10)       (0.06)        (0.05)        (0.06)       (0.02)
  Net realized gain on investments                                (1.53)       (2.59)        (1.21)        (0.66)       (0.01)
  Return of capital                                               (0.00)(a)    (0.00)(a)        --            --           --
--------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                             (1.63)       (2.65)        (1.26)        (0.72)       (0.03)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $18.66       $18.58        $17.40        $18.28       $16.44
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN +                                                      9.1%        21.9%          2.0%         15.5%        35.5%
================================================================================================================================
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                         $228,944     $234,414      $219,127      $240,035     $214,480
  Ratio of net investment income to average net assets             0.45%        0.28%         0.26%         0.34%        0.13%
  Ratio of operating expenses to average net assets                1.10%        1.10%(b)      1.10%         1.10%        1.11%
  Portfolio turnover rate                                            24%          40%           25%           27%          39%
================================================================================================================================

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.
(a) Amount represents less than $0.005 per share.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the year ended December 31, 2006 would have been 1.09%. For the year ended December 31, 2007, the effect of the custodian fee credits was minimal.



--------------------------------------------------------------------------------
14                               See accompanying notes to financial statements.

[ ] GABELLI CAPITAL SERIES FUND, INC.
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED
 PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
GABELLI CAPITAL SERIES FUNDS, INC.

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Capital Asset Fund (the "Fund"), the only series of Gabelli Capital Series Funds, Inc., as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Capital Asset Fund, a series of Gabelli Capital Series Funds, Inc., at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Philadelphia, Pennsylvania
February 21, 2008

--------------------------------------------------------------------------------

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

     The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Fund's Statement of Additional
Information includes additional information about the Fund's Directors and Officers and is available, without charge, upon request, by writing to Gabelli Capital Series Funds, Inc. at One Corporate Center, Rye, NY 10580-1422.

                                            NUMBER OF
                             TERM OF        FUNDS IN
                           OFFICE AND     FUND COMPLEX
   NAME, POSITION(S)     LENGTH OF TIME    OVERSEEN BY            PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
   ADDRESS(1) AND AGE       SERVED(2)        DIRECTOR              DURING PAST FIVE YEARS                 HELD BY DIRECTOR(4)
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(3)
Mario J. Gabelli           Since 1995          26        Chairman and Chief Executive Officer of       Director of Morgan Group
Director and Chief                                       GAMCO Investors, Inc. and Chief Investment    Holdings, Inc. (holding
Investment Officer                                       Officer - Value Portfolios of Gabelli Funds,  company); Chairman of the
Age: 65                                                  LLC and GAMCO Asset Management Inc.;          Board of LICT Corp.
                                                         Director/Trustee  or Chief Investment         (multimedia and
                                                         Officer of other registered investment        communication services
                                                         companies in the Gabelli/GAMCO Funds          company)
                                                         complex; Chairman  and Chief Executive
                                                         Officer of GGCP, Inc.

Arthur V. Ferrara          Since 1995           7        Former Chairman of the Board and Chief                   --
Director                                                 Executive Officer of The Guardian Life
Age: 77                                                  Insurance Company of America
                                                         (1993-1995)

INDEPENDENT DIRECTORS
Anthony J. Colavita        Since 1995          35        Partner in the law firm of                              --
Director                                                 Anthony J. Colavita, P.C.
Age: 72

Anthony R. Pustorino       Since 1995          14        Certified Public Accountant; Professor        Director of The LGL
Director                                                 Emeritus, Pace University                     Group, Inc.
Age: 82                                                                                                (diversified
                                                                                                       manufacturing)

Werner J. Roeder, MD       Since 1995          23        Medical Director of Lawrence Hospital and                --
Director                                                 practicing private physician
Age: 67

Anthonie C. van Ekris      Since 1995          19        Chairman of BALMAC International, Inc.                   --
Director                                                 (commodities and futures trading)
Age: 73

--------------------------------------------------------------------------------
16

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                           TERM OF
                          OFFICE AND
   NAME, POSITION(S)    LENGTH OF TIME                     PRINCIPAL OCCUPATION(S)
   ADDRESS(1) AND AGE      SERVED(2)                       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Bruce N. Alpert          Since 1995  Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC and an officer
President                            of most of the registered investment companies in the Gabelli/GAMCO Funds complex.
Age: 56                              Director and President of Gabelli Advisers, Inc. since 1998

James E. McKee           Since 1995  Vice President, General Counsel, and Secretary of GAMCO Investors, Inc. since 1999, and
Secretary                            GAMCO Asset Management Inc. since 1993; Secretary of all of the registered investment
Age: 44                              companies in the Gabelli/GAMCO Funds complex

Agnes Mullady            Since 2006  Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered
Treasurer                            investment companies in the Gabelli/GAMCO Funds complex;  Senior Vice President of
Age: 49                              U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior
                                     Funds from 2004 through 2005; Chief Financial Officer of AMIC Distribution Partners
                                     from 2002 through 2004; Controller of Reserve Management Corporation and Reserve
                                     Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002

Peter D. Goldstein       Since 2004  Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance
Chief Compliance Officer             Officer of all of the registered investment companies in the Gabelli/GAMCO Funds
Age: 54                              complex; Vice President of Goldman Sachs Asset Management from 2000 through 2004



1.  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2.  Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3. "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mr. Ferrara is considered an interested person because of his affiliation with The Guardian Life Insurance Company of America, which is the parent company of the Fund's Manager.
4. This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.


[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 2007 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

     For the fiscal year ended December 31, 2007, the Fund paid to shareholders on December 27, 2007 an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.232 per share and a long-term capital gain dividend totaling $15,695,736 which is designated as a capital gain distribution. For the fiscal year ended December 31, 2007, 100% of the ordinary income distribution qualified for the dividend received deduction available to corporations, and 100% of the ordinary income distribution was qualified dividend income.

U.S. GOVERNMENT INCOME

     The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 4.97%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Capital Asset Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.


--------------------------------------------------------------------------------
                                                                              17

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $39,900 for 2006 and $41,500 for 2007.



AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,900 for 2006 and $4,100 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and
          (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,900 for 2006 and $69,100 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer and Treasurer


Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.